Equity-accounted investees - Reconciliation of Changes in Interests in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Changes in Interests in Associates [Roll Forward]
Carrying amount of interest at the beginning of the period	$ 18,413
Group's share of profit (loss) for the period		$ 0	$ 0
Carrying amount of interest at the end of the period	30,595	18,413
Associates
Reconciliation of Changes in Interests in Associates [Roll Forward]
Carrying amount of interest at the beginning of the period	1,546	1,212
Group's share of profit (loss) for the period	149	334
Dividend in kind (shares TUKA) distributed by associate	(1,559)	0
Reclassification of associate to joint venture	(136)	0
Carrying amount of interest at the end of the period	$ 0	$ 1,546	$ 1,212